15 INCOME TAXES	12 Months Ended
Dec. 31, 2018
Notes
15 INCOME TAXES

15       INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the federal and state statutory income tax rates to loss before income taxes.

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 27% (2017 - 26%) to the effective tax rate is as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016

Net loss before income taxes	$ (3,052,099)	$ (4,400,387)	$ (8,510,866)

Expected income tax recovery at statutory rates	(824,070)	(1,144,101)	(2,212,825)

Effect on income taxes of:
Difference in foreign tax rates	-	118,040	(160,578)
Tax rate changes and adjustments	67,620	1,414,049	(32,871)
Prior year true-ups	40,540	(322,023)	-
Share based compensation and non- deductible expenses	142,490	212,376	461,925
Share issuance cost booked directly to equity	(49,230)	-	-
Foreign exchange rate translation adjustments	42,670	(175,106)	-
Utilization of losses not previously recognized	-	(123,309)	(13,261)
Change in tax benefits not recognized	623,980	63,558	2,019,466
Income tax expense	$ 44,000	$ 43,484	$ 61,856

The following table summarizes the components of deferred tax:

	December 31, 2018	December 31, 2017	December 31, 2016
Deferred tax assets:
Non-Capital Losses Carried Forward	$ 206,770	$ 547,512	$ 1,380,983

Deferred tax liabilities:
Equipment and intangible assets	(200,230)	(547,512)	(1,373,186)
Reserves	(6,540)
Note Payable	-	-	(7,797)
	(206,770)	(547,512)	(1,380,983)

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31, 2018	December 31, 2017	December 31, 2016

Deferred tax assets:
Other temporary differences	-	16,390	74,838
Equipment	1,463,307	1,408.601	1,318,118
Intangible assets		-	1,682
Share issuance and financing costs	381,882	458,062	630,643
Non-capital loss carry forwards	30,859,380	27,863,262	22,166,482
	32,704,569	29,746,315	24,191,763

The Canadian non-capital loss carry forwards and U.S. net operating loss expire as noted in the table below. The net capital loss carry forward may be carried forward indefinitely, but can only be used to reduce capital gains. Share issue and financing costs will be fully amortized in 2022. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.

The Company's Canadian non-capital income tax losses and U.S. net operating loss expire as follows:

Year	Canada	Year	USA
2026	490,564
2027	1,907,403	2027	199,910
2028	2,841,757	2028	673,928
2029	262,867	2029	598,993
2030	165,498	2030	25,283
2031	419,548	2031	402,231
2032	297,169	2032	629,700
2033	596,429	2033	3,026,357
2034	400,832	2034	1,170,579
2035	2,164,352	2035	2,208,775
2036	2,583,732	2036	3,578,722
2037	2,262,817	2037	274,818
2038	2,334,845	2038	-
	16,727,813		12,789,296